Segment and Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Segment and Geographic Information

(5) Segment and Geographic Information

The Company’s operations are classified as one reportable segment. The Company’s net sales by geographic region follow:

	Three Months		Three Months
	Ended	% of	Ended	% of
	March 31, 2013	Total	March 31, 2012	Total
North America	$2,572,673	91%	$3,683,732	93%
UK	144,220	5%	129,321	3%
All Other	100,706	4%	164,447	4%
Total	$2,817,599	100%	$3,977,500	100%

(10)        SEGMENT AND GEOGRAPHIC INFORMATION

The Company's operations are classified as one reportable segment. Substantially all of the Company's operations and long-lived assets reside primarily in the United States. Net sales information follows:

	2011	Percent	2012	Percent
United States	$11,305,568	89%	$13,424,789	91%
Outside United States	1,366,743	11	1,266,397	9
Total	$12,672,311	100%	$14,691,186	100%